Investments (Details 3) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net unrealized investment gains (losses)	$ 882	$ (226)	$ 11	$ (323)
Debt Securities [Member]
Net unrealized investment gains (losses)	1,116	(287)	17	(498)
Deferred Income Taxes [Member]
Net unrealized investment gains (losses)	$ (234)	$ 61	$ (6)	$ 175